SUBSEQUENT EVENTS (Tables) - White River Holdings Corp [Member]	12 Months Ended
Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF RESULTS OF OPERATIONS

Results of Operations

Results of Operations	March 31, 2022	March 31, 2021

Sales	$5,038,855	$2,362,577
Lease operating costs	(6,263,875)	(9,476,002)
Depletion, accretion and impairment	(4,949,830)	(933,437)
	$(4,340,307)	$(8,046,862)

SCHEDULE OF ESTIMATED QUANTITIES OF PROVED RESERVES

Estimated Quantities of Proved Reserves (Mbbl)

Estimated Quantities of Proved Reserves	March 31, 2022	March 31, 2021

Proved Developed, Producing	169,688	462,914
Proved Developed, Non-Producing	-	-
Total Proved Developed	169,688	462,914
Proved Undeveloped	-	-
Total Proved	169,688	462,914

SCHEDULE OF STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOW

The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves for the years ended March 31, 2022 and 2021 are as follows:

Standardized Measure of Discounted Future Net Cash Flow	March 31, 2022	March 31, 2021

Future gross revenue	$12,801,590	$17,838,848
Less: Future production tax expense	(594,245)	(1,181,379)
Future gross revenue after production taxes	12,207,345	16,657,469
Less: Future operating costs	(4,377,768)	(5,057,721)
Less: Ad Valorem Taxes	(147,049)	(159,814)
Less: Development costs	(373,074)	(870,357)
Future net income (loss) before taxes	7,309,454	10,569,577
10% annual discount for estimated timing of cash flows	(2,460,231)	(3,346,198)
Standardized measure of discounted future net cash flows (PV10)	$4,849,223	$7,223,379

SCHEDULE OF CHANGE IN STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOW

The changes in the standardized measure of future net cash flows relating to proved oil and natural gas reserves for the years ended March 31, 2022 and 2021 are as follows:

Change in Standardized Measure of Discounted Future Net Cash Flow	March 31, 2022	March 31, 2021

Balance - beginning	$7,223,379	$(88,308)
Net changes in prices and production costs	563,842	(3,959,920)
Net changes in future development costs	144,227	(391,731)
Sales of oil and gas produced, net	2,027,237	(1,479,927)
Extensions, discoveries and improved recovery	-	-
Purchases of reserves	2,113,917	13,054,957
Sales of reserves	-	-
Revisions of previous quantity estimates	(7,223,379)	88,308
Previously estimated development costs incurred	-	-
Net change income taxes	-	-
Accretion of discount	-	-
Balance - ending	$4,849,223	$7,223,379